Financing Agreements - (Details) (USD $)	3 Months Ended		12 Months Ended				0 Months Ended				0 Months Ended				0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended								12 Months Ended							0 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended									12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 20, 2012	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Mar. 31, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2011 Senior Notes 5.5% Senior Notes, due 2022	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Mar. 31, 2013 Senior Notes 2.9% Senior Notes, due 2018	Dec. 31, 2012 Senior Notes 2.9% Senior Notes, due 2018	Jul. 13, 2012 Senior Notes 2.9% Senior Notes, due 2018	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018 Subsequent Event	Mar. 31, 2013 Senior Notes 2.21% Syndicated Bank term Loan, Due 2014	Feb. 28, 2013 Senior Notes 2.21% Syndicated Bank term Loan, Due 2014 Subsequent Event	Mar. 31, 2013 Senior Notes 2.21% Syndicated Bank term Loan, Due 2014 Subsequent Event	Jul. 17, 2012 Revolving Credit Agreement	Mar. 31, 2013 Revolving Credit Agreement	Dec. 31, 2012 Revolving Credit Agreement	Apr. 20, 2012 Revolving Credit Agreement	Feb. 11, 2013 Revolving Credit Agreement Subsequent Event	Jan. 03, 2013 Surplus Notes WW II Note	Dec. 31, 2010 Surplus Notes WW II Note		Jun. 29, 2007 Surplus Notes WW II Note	Apr. 19, 2013 Surplus Notes WW II Note Subsequent Event	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)		Dec. 31, 2011 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)		Dec. 31, 2010 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Mar. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Nov. 01, 2007 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)		Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)		Dec. 31, 2011 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Dec. 31, 2010 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Mar. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)		Jun. 29, 2007 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Dec. 02, 2008 Loans Payable 1.00% Windsor Property Loan	Nov. 30, 2012 Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2012 Loans Payable 1.00% Windsor Property Loan	Mar. 31, 2013 Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2011 Loans Payable 1.00% Windsor Property Loan	Jun. 16, 2007 Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2012 Term Loan Agreement	Apr. 20, 2012 Term Loan Agreement	Mar. 31, 2013 Unsecured and Uncommitted	Dec. 31, 2012 Unsecured and Uncommitted	Mar. 31, 2013 Unsecured and Committed	Dec. 31, 2012 Unsecured and Committed	Mar. 31, 2013 Secured facilities	Dec. 31, 2012 Secured facilities	Apr. 20, 2012 Minimum Revolving Credit Agreement	Dec. 31, 2012 Minimum Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2012 Maximum Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2012 Term 1 Term Loan Agreement	Dec. 31, 2012 Term 2 Term Loan Agreement	Mar. 31, 2013 ING V	Mar. 31, 2012 ING V	Dec. 31, 2012 ING V	Dec. 31, 2011 ING V	Dec. 31, 2010 ING V	Mar. 31, 2013 ING Bank	Dec. 31, 2012 ING Bank	Dec. 31, 2012 ING Bank Revolving Credit Agreement	Apr. 20, 2012 ING Bank Revolving Credit Agreement	Dec. 31, 2012 ING Bank ING V	Mar. 31, 2013 Aetna Notes Lion Connecticut Holdings Debentures	Mar. 31, 2013 Aetna Notes Minimum Lion Connecticut Holdings Debentures	Mar. 31, 2013 Aetna Notes Maximum Lion Connecticut Holdings Debentures
Debt Instrument [Line Items]
Commercial paper																																																																				$ 3,000,000,000	$ 3,000,000,000
Fees paid for guarantee																																																																				0.10%				0.10%
Amount of unsecured notes issued						5,000,000,000	850,000,000				1,000,000,000				1,000,000,000												498,800,000																498,800,000						9,900,000		1,500,000,000
Expenses incurred	30,400,000	45,700,000	134,200,000	204,800,000	297,800,000		300,000				300,000				0																																																3,300,000	800,000	13,500,000	38,900,000	115,200,000
Debt repayments																850,000,000	0	850,000,000	500,000,000	500,000,000					198,400,000	[1]
Annual interest rate on loan			2.25%				5.50%	5.50%	5.50%		2.90%	2.90%		2.90%	2.90%														0.96%					0.96%			0.96%				0.93%					1.00%	1.00%		1.00%
Letter of credit, security provided as repayment of notes payable																									180,000,000	[1]																			10,600,000
Debt instrument, maximum borrowing capacity																																			459,200,000	[1]
Long-term debt	3,758,000,000		4,043,700,000	1,843,100,000				849,600,000	849,600,000	0		998,300,000	0																359,300,000	[1]	359,300,000	[1]		0			329,100,000	[2]	329,100,000		329,100,000	[2]				4,900,000	4,900,000	4,900,000
Description of variable rate basis																					LIBOR								LIBOR																					LIBOR
Interest paid	55,100,000	29,400,000	114,900,000	191,400,000	585,000,000																								4,100,000		3,100,000		3,200,000				3,700,000		3,000,000	3,100,000
Term to debt maturity																																														20 years
Initial period without debt payments based on no defaults																																														10 years
Period obligated to make monthly debt payments																																														10 years
Initial period for loan forgiveness																																														5 years
Initial provision for debt forgiveness																																																												5,000,000
Debt forgiveness																																												5,000,000
Additional provision for debt forgiveness																																																												4,900,000
Additional period for loan forgiveness																																																											5 years	10 years
Capacity	12,628,300,000		12,628,300,000																			3,500,000,000						305,000,000																								3,407,100,000	3,407,100,000	8,946,200,000	8,946,200,000	275,000,000	275,000,000											4,480,000,000	4,480,000,000		0
Payments of financing costs	45,400,000	55,200,000	223,200,000	103,400,000	104,000,000
Credit facility, sublimit, maximum borrowing capacity																			0			1,500,000,000	0																																			750,000,000
Credit facility, sublimit, reduction in borrowing capacity (percent)																					50.00%		50.00%
Credit facility, outstanding	8,506,200,000		8,191,300,000																		2,000,000,000																															1,742,700,000	1,757,800,000	6,493,800,000	6,163,800,000	269,700,000	269,700,000											2,724,200,000	2,720,200,000	139,600,000
Basis spread																					2.00%																													2.00%
Debt issuance costs (percent)																					2.00%
Debt Issuance Cost																																																																						0
Quarterly principal payment based on percent of original borrowing																																																													5.00%	7.50%
Frequency of periodic principal payments																																																													3 months	3 months
Debt repayment term																																																													12 months	12 months
Minimum principal outstanding in year two																																																																									400,000,000
Minimum principal outstanding in year three																																																																									300,000,000
Minimum principal outstanding in year four																																																																									200,000,000
Minimum principal outstanding in year five																																																																									100,000,000
Minimum principal outstanding in year six																																																																									0
Quarterly fee to guarantor of notes if minimum principal balance is not met																																																																										0.50%	1.25%
Debt cancellation amount																								$ 359,300,000				$ 329,100,000

[1]	On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.
[2]	On April 19, 2013, the note was repaid.